Commitments and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2017	$ 21,451
Twelve months ending June 30, 2018	$ 49